Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 18, 2020, Lumos Pharma, Inc., formerly known as “NewLink Genetics Corporation,” (“Lumos” or the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”), reporting, among other items, that on March 18, 2020, the Company completed its business combination (the “Merger”) with what was then known as Lumos Pharma, Inc., and has since been renamed “Lumos Pharma Sub, Inc.” (“Private Lumos”). This Current Report on Form 8-K/A amends the Original Form 8-K to provide (i) certain voluntary disclosure concerning the business and financial condition of Private Lumos, as permitted by Item 8.01; (ii) the historical audited financial statements of Private Lumos as of and for the years ended December 31, 2018 and 2019, as required by Item 9.01(a) of Form 8-K; and (iii) the unaudited pro forma condensed combined balance sheet as of the year ended December 31, 2019 and unaudited combined condensed statement of operations for the year ended December 31, 2019, as required by Item 9.01(b) of Form 8-K. Such financial information was excluded from the Original Form 8-K in reliance on the instructions to such items.
Document Period End Date	Mar. 17, 2020
Entity Registrant Name	LUMOS PHARMA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35342
Entity Tax Identification Number	42-1491350
Entity Address, Address Line One	4200 Marathon Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	AUSTIN
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	512
Local Phone Number	215-2630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001126234
Title of 12(b) Security	Common Stock
Trading Symbol	LUMO
Security Exchange Name	NASDAQ